CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016		Jun. 30, 2015
Revenues:
Search	$ 82,193		$ 83,712
Advertising and other	71,599		16,994
Total Revenues	153,792		100,706
Costs and Expenses:
Cost of revenues	8,191		2,921
Customer acquisition and media buy costs	69,075		35,091
Research and development	14,503		10,610
Selling and marketing	29,744		9,252
General and administrative	16,796		10,704
Depreciation and amortization	13,647		4,432
Impairment, net of change in fair value of contingent consideration			(2,397)
Restructuring charges	728
Total Costs and Expenses	152,684		70,613
Income from Operations	1,108		30,093
Financial expense, net	5,456		1,058
Income (Loss) before Taxes on Income	(4,348)		29,035
Taxes on income	3,993		(6,522)
Net Income (Loss) from Continuing Operations	(355)		22,513
Net loss from discontinued operations	(4,668)		(3,559)
Net Income (Loss)	$ (5,023)		$ 18,954
Net Earnings (Loss) per Share - Basic:
Continuing operations	$ 0.00	[1]	$ 0.32
Discontinued operations	(0.06)		(0.05)
Net Earnings (Loss) per Share - Diluted:
Continuing operations	0.00	[1]	0.32
Discontinued operations	$ (0.06)		$ (0.05)
Weighted average number of shares continuing and discontinued operations
Basic	76,247,269		70,623,006
Diluted	76,271,789		70,764,019

[1]	Less than $0.01